Employee Benefit Plans - Change in PBO (Details) - USD ($)		12 Months Ended
	Mar. 25, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in projected benefit obligation:
Balance, January 1		$ 34,009,000	$ 26,892,000
Service cost		1,614,000	1,430,000	$ 1,707,000
Interest cost		1,127,000	1,169,000	1,037,000
Actuarial loss		933,000	5,164,000
Benefits paid		(726,000)	(646,000)
Balance, December 31		36,957,000	34,009,000	26,892,000
Change in plan assets:
Fair value, January 1		25,689,000	19,672,000
Actual return on plan assets		4,725,000	5,164,000
Employer contribution	$ 500,000	500,000	1,610,000
Expenses paid		(104,000)	(111,000)
Benefits paid		(726,000)	(646,000)
Fair value, December 31		30,084,000	25,689,000	$ 19,672,000
Funded status at end of year		(6,873,000)	(8,320,000)
Accumulated benefit obligation		30,156,000	26,380,000
Amounts recognized in the statement of financial position consist of the following:
Noncurrent liabilities		(6,873,000)	(8,320,000)
Net amount recognized at December 31, balance sheet		$ (6,873,000)	$ (8,320,000)